Convertible Debentures - Schedule of Convertible Debt (Details) - USD ($)	Jun. 30, 2018	Jun. 19, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 17, 2016
Convertible debentures		$ 114,000
Less: Original issuance discount	$ (87,874)		$ (267,619)	$ (627,104)
Less: Class B Convertible Preferred Stock discount	(165,081)	$ (14,000)	(207,125)	(485,353)
Less: Debt issuance cost	(160,365)		(361,110)	(787,601)	$ (789,678)
Convertible debentures, net	5,886,890		4,864,146	3,799,942
Current portion	5,886,890		4,864,146
Long term portion				3,799,942
Hillair Capital [Member]
Convertible debentures	4,182,709		3,784,230	5,700,000
HSPL Holdings, LLC [Member]
Convertible debentures	$ 2,117,501		$ 1,915,770